111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

April 1, 2021

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust II (the “Trust”) (File Nos. 33-7637 and 811-4775) on behalf of MFS® Growth Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 66 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 29, 2021.

Please call the undersigned at (617) 954-4349 or Connor Sheridan at (617) 954-6635 with any questions you may have.

Very truly yours,

TIFFANY KO
Tiffany Ko
Counsel

TK/mjy